Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE-BASED COMPENSATION RESERVE	FOREIGN EXCHANGE TRANSLATION DEFICIT	RETAINED EARNINGS
Beginning balance at Dec. 31, 2022	$ 87,109	$ 0	$ 63,723	$ (348)	$ 4,411	$ (7,075)	$ 26,398
Issue of ordinary shares, net of issuance costs	10,216		10,216
Treasury shares acquired	(759)			(759)
Share-based payment expense	1,611				1,611
Exercise of options	0		13		(13)
Share options expired			0
Increase (decrease) through transactions with owners, equity	11,068	0	10,229	(759)	1,598	0	0
Net income	6,873						6,873
Exchange differences on translating foreign currencies	692					692
Ending balance at Jun. 30, 2023	105,742	0	73,952	(1,107)	6,009	(6,383)	33,271
Beginning balance at Dec. 31, 2023	118,924	0	74,166	(3,107)	7,414	(4,207)	44,658
Issue of ordinary shares, net of issuance costs	439		439
Treasury shares acquired	(9,809)			(9,809)
Share-based payment expense	2,102				2,102
Exercise of options	557		906		(349)
Exercise of warrants	0		85		(85)
Share options expired	0		182		(182)
Increase (decrease) through transactions with owners, equity	(6,711)	0	1,612	(9,809)	1,486	0	0
Net income	14,229						14,229
Exchange differences on translating foreign currencies	(3,515)					(3,515)
Ending balance at Jun. 30, 2024	$ 122,927	$ 0	$ 75,778	$ (12,916)	$ 8,900	$ (7,722)	$ 58,887